Managers Global Income Opportunity Fund (Prospectus Summary) | Managers Global Income Opportunity Fund
Managers Global Income Opportunity Fund (formerly Managers Global Bond Fund)
INVESTMENT OBJECTIVE
The Managers Global Income Opportunity Fund's (the "Fund" and "Global Income Opportunity Fund") investment objective is to achieve income and capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Managers Global Income Opportunity Fund
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Managers Global Income Opportunity Fund
Management Fee		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.69%
Total Annual Fund Operating Expenses		1.39%
Fee Waiver and Expense Reimbursements	[1]	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements		1.10%
[1]	Managers Investment Group LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.10% of the Fund's average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2013.
Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Managers Global Income Opportunity Fund	112	412	733	1,643

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 91%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective of income and capital appreciation through a portfolio of foreign and domestic fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds
(debt securities). Under normal market conditions, the Fund invests at least 65%
of its total assets in investment grade U.S. and foreign corporate bonds and in securities issued or guaranteed by the U.S. and foreign governments, their agencies or instrumentalities, and supranational organizations such as the World
Bank. Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor's Corporation ("S&P") or Moody's Investor Service,
Inc. ("Moody's") (or a similar rating from any nationally recognized statistical rating organization). Under normal conditions, the Fund will also invest at least 40% of its net assets, plus the amount of any borrowings for investment purposes, in investments of non-U.S. issuers. The Fund may also invest up to 30%
of its total assets in below investment grade bonds (those rated Bal/BB+ or lower by Moody's or S&P. Under normal circumstances, the Fund invests no more than 20% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities of companies located in emerging market countries.

For the purpose of this policy, "emerging market countries" mean countries designated by the World Bank or United Nations, to be an emerging market country.

From time to time, the Fund may invest in unrated bonds that are considered by the Fund's subadvisor, Loomis, Sayles & Company, L.P. (the "Subadvisor" or
"Loomis"), to be of comparable quality and creditworthiness as rated securities.
Debt securities held by the Fund may have any remaining maturity. The Fund may hold instruments denominated in any currency and may invest in companies in emerging markets. At least 20% of the total assets of the Fund will be invested in U.S. dollar-denominated instruments.

Loomis applies fundamental investment research techniques when deciding which bonds to buy or sell. Typically, Loomis:

o     Primarily selects investments with the goal of enhancing the Fund's overall yield and total return and lowering volatility, relative to the Fund's benchmark, the Barclays Capital Global Aggregate Index.

o     Uses credit analysis and internally developed investment techniques to evaluate numerous financial criteria relating to debt securities.

o     May utilize forward currency contracts in order to adjust the Fund's exposure to foreign currencies.

o     Sells a security if it believes the security is overvalued based on its credit, country, or currency.

Loomis does not manage the Fund to maintain a given average duration, thus giving the Fund the flexibility to invest in securities with any remaining maturity as market conditions change. At times, the Fund's average duration may be longer than that of the benchmark, so that the Fund is more sensitive to changes in interest rates than the benchmark. At other times the Fund's average duration may be shorter than that of the benchmark, so that the Fund is less sensitive to changes in interest rates than the benchmark. Loomis may utilize futures contracts in order to adjust the Fund's duration.

Loomis generally prefers securities that are protected against calls (early redemption by the issuer).
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Credit Risk- the issuer of bonds or other debt securities may not be able to meet interest or principal payments when the bonds come due.

Currency Risk-fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars.

Derivatives Risk-the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk-investments in emerging markets can be subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Foreign Securities Risk-securities of foreign issuers involve additional risks
(such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S.
issuers) that differ from those associated with investing in securities of U.S.
issuers and may result in greater price volatility.

Hedging Risk-there is no guarantee that hedging strategies, if any, will be successful.

High Yield Risk-below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk-the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Political Risk-changes in the political status of any country can have profound effects on the value of investments exposed to that country.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.
PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes)
is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call
800.835.3879.
Calendar Year Total Returns as of 12/31/11

Best Quarter: 14.15% (2nd Quarter 2009) Worst Quarter: -9.17% (3rd Quarter 2008)
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Managers Global Income Opportunity Fund	Return Before Taxes	3.39%	5.90%	7.89%
Managers Global Income Opportunity Fund After Taxes on Distributions	Return After Taxes on Distributions	2.15%	3.22%	5.47%
Managers Global Income Opportunity Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.20%	3.43%	5.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.